UNITED STATES
                                         SECURITIES AND EXCHANGE COMMISSION
                                         Washington, D.C. 20549
                                         FORM 13F
                                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                       			[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Lydian Asset Management L.P.
Address: 	495 Post Road East
       		Westport, CT 06880

13F File Number: 028-06083

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  	Bruce Gille
Title:  CFO / COO
Phone:  203-571-1310

Signature, Place, and Date of Signing:

Bruce Gille    Westport, Connecticut    August 16, 2010

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

NONE


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   		 0

Form 13F Information Table Entry Total:   	26

Form 13F Information Table Value Total:   	263438



List of Other Included Managers:

 No.  13F File Number     Name

FORM 13F INFORMATION TABLE

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FORM 13F INFORMATION TABLE
                                                               VALUE  SHARES /                       INVST    OTHER VOTING AUTHORITY
NAME OF THE ISSUER             TITLE OF CLASS    CUSIP      X(1000)    PRN AMT     SH/PRN PUT/CALL DSCRETN MANAGERS SOLESHAREDNONE


ADVANCED MICRO DEVICES INC    NOTE 6.000% 5/0      007903AL1  12926     13500000      PRN             SOLE             0     0   0
ALLIANT TECHSYSTEMS INC       NOTE 2.750% 9/1      018804AN4   8708      9000000      PRN             SOLE             0     0   0
ANIXTER INTL INC              NOTE 7/0             035290AG0   3238      5000000      PRN             SOLE             0     0   0
ANIXTER INTL INC              NOTE 1.000% 2/1      035290AJ4   6903      7503000      PRN             SOLE             0     0   0
CHARLES RIV LABS INTL INC     COM                  159864107     41         1200       SH             SOLE             0     0   0
CHARLES RIV LABS INTL INC     NOTE 2.250% 6/1      159864AB3   7163      7500000      PRN             SOLE             0     0   0
E M C CORP MASS               NOTE 1.750%12/0      268648AK8  14610     12000000      PRN             SOLE             0     0   0
E M C CORP MASS               NOTE 1.750%12/0      268648AM4  10753      8500000      PRN             SOLE             0     0   0
FORD MTR CO DEL               COM PAR $0.01        345370860    887        20100       SH             SOLE             0     0   0
GILEAD SCIENCES INC           NOTE 0.625% 5/0      375558AH6  14430     13000000      PRN             SOLE             0     0   0
GILEAD SCIENCES INC           NOTE 0.500% 5/0      375558AG8  41475     40000000      PRN             SOLE             0     0   0
HOLOGIC INC                   FRNT 2.000%12/1      436440AA9   7193      8500000      PRN             SOLE             0     0   0
ILLUMINA INC                  NOTE 0.625% 2/1      452327AB5  17000      8500000      PRN             SOLE             0     0   0
JDS UNIPHASE CORP             NOTE 1.000% 5/1      46612JAD3   2200      2500000      PRN             SOLE             0     0   0
KING PHARMACEUTICALS INC      NOTE 1.250% 4/0      495582AJ7   5190      6000000      PRN             SOLE             0     0   0
LIBERTY MEDIA CORP            DEB 3.500% 1/1       530715AN1  19680     41000000      PRN             SOLE             0     0   0
LUCENT TECHNOLOGIES INC       DBCV 2.750% 6/1      549463AH0  13078     15500000      PRN             SOLE             0     0   0
MEDTRONIC INC                 COM                  585055106   1748        48200       SH             SOLE             0     0   0
MICRON TECHNOLOGY INC         NOTE 1.875% 6/0      595112AH6  13256     15000000      PRN             SOLE             0     0   0
NETAPP INC                    NOTE 1.750% 6/0      64110DAB0  14135     11000000      PRN             SOLE             0     0   0
OMNICARE INC                  DBCV 3.250%12/1      681904AL2   7861      9500000      PRN             SOLE             0     0   0
SAKS INC                      NOTE 2.000% 3/1      79377WAL2  13714     15900000      PRN             SOLE             0     0   0
SANDISK CORP                  NOTE 1.000% 5/1      80004CAC5  12015     13500000      PRN             SOLE             0     0   0
STANDARD PAC CORP             NOTE 6.000%10/0      853763AA8   3122      3118000      PRN             SOLE             0     0   0
SYMANTEC CORP                 NOTE 0.750% 6/1      871503AD0   3474      3500000      PRN             SOLE             0     0   0
SYMANTEC CORP                 NOTE 1.000% 6/1      871503AF5   8638      8500000      PRN             SOLE             0     0   0




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